Share-Based Compensation - Summary of Recognized Share-based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	$ 14,691,737	$ 17,929,842	$ 26,690,970
Cost of Revenues [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	7,220,748	4,061,122	4,798,901
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	1,822,939	3,210,434	5,774,985
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	5,005,853	9,539,356	14,752,580
Technology And Product Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	$ 642,197	$ 1,118,930	$ 1,364,504